Warrants (Details) $ / shares in Units, $ in Millions				7 Months Ended	9 Months Ended
	Jul. 31, 2024 USD ($) $ / shares Y shares	Jun. 25, 2024 $ / shares shares	Feb. 13, 2024 USD ($) $ / shares shares	Jul. 30, 2024 shares	Sep. 30, 2024 USD ($) $ / shares Y shares	Dec. 31, 2023 shares	Feb. 03, 2023 shares
Warrants
Exchange preferred stock for pre-funded warrants (shares)				207,902
Share issued during period, warrants exercised					34,680
Shares issued during period (in shares)	3,287,018
Number of shares issued in exchange of non-redeemable shares					761,229
Common stock, shares outstanding	13,387,636				14,535,136	779,908
Convertible Securities Notes
Warrants
Number of pre-funded warrants issued			1,500,000
Debt instrument, face amount | $	$ 20.0		$ 20.0		$ 7.0
Class A Arya Shares
Warrants
Number of warrants issued in exchange of non-redeemable shares					468,941
SVB Warrants
Warrants
Exercise price | $ / shares					$ 7.97
Initial warrants
Warrants
Shares issued							32,720
Additional warrants
Warrants
Shares issued							16,360
Pre-funded Warrants
Warrants
Number of pre-funded warrants issued		207,902			670,000
Exercise price | $ / shares		$ 0.001			$ 0.01
Shares issued during period (in shares)					681,111
Pre-funded Warrants | Other PIPE Investor
Warrants
Number of pre-funded warrants issued					1,140,000
Issuance or sale of equity | $					$ 9.5
Pre-funded Warrants | Series E Preferred Stock
Warrants
Shares issued		207,902
Exchange preferred stock for pre-funded warrants (shares)		207,902
Exercise price | $ / shares		$ 0.001
PIPE Pre-funded warrants
Warrants
Number of pre-funded warrants issued	670,000				670,000
Exercise price | $ / shares	$ 0.01				$ 0.01
Shares issued during period (in shares)					3,287,018
PIPE Pre-funded warrants | Measurement Input, Volatility Haircut
Warrants
Warrants measurement inputs					10
PIPE Pre-funded warrants | Expected Term (years)
Warrants
Warrants measurement inputs					5
PIPE Pre-funded warrants | Risk-Free interest rate
Warrants
Warrants measurement inputs					3.93
PIPE Pre-funded warrants | Share price
Warrants
Warrants measurement inputs | $ / shares					6.64
PIPE Pre-funded warrants | Expected dividend yield
Warrants
Warrants measurement inputs					0
PIPE Pre-funded warrants | Volatility
Warrants
Warrants measurement inputs					84
Series E Pre-funded Warrants
Warrants
Class of warrant or right, exchanged in shares					207,902
Convert Warrants
Warrants
Number of pre-funded warrants issued	1,500,000				1,500,000
Exercise price | $ / shares	$ 24		$ 24		$ 24
Debt instrument, face amount | $					$ 20.0
Convert Warrants | Expected Term (years)
Warrants
Warrants measurement inputs | Y	7				6.83
Convert Warrants | Risk-Free interest rate
Warrants
Warrants measurement inputs	0.0396				0.0363
Convert Warrants | Share price
Warrants
Warrants measurement inputs | $ / shares	6.64				2.58
Convert Warrants | Expected dividend yield
Warrants
Warrants measurement inputs	0				0
Convert Warrants | Volatility
Warrants
Warrants measurement inputs	0.55				0.625
Convert Warrants | Convertible Securities Notes
Warrants
Exercise price | $ / shares			$ 24
Debt instrument, face amount | $			$ 20.0
Base Warrants
Warrants
Number of pre-funded warrants issued					3,345,069
Exercise price | $ / shares					$ 2.41
Number of shares issued in exchange of non-redeemable shares					643,658
Base Warrants | Bridge Financing
Warrants
Number of pre-funded warrants issued					3,540,000
Shares issued during period (in shares)					4,372,607
Base Warrants | Class A Arya Shares
Warrants
Exercise price | $ / shares					$ 10